UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Income Shares,
          800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—125.9%
		Corporate Bonds—121.3%
		Aerospace & Defense—2.3%
$200	[1]	AAR Corp., 6.875%, 12/15/07	$200,000
110	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	115,225
1,820		DI Finance/DynCorp Intl., Ser. B, 9.50%,
		2/15/13	1,883,700
		DRS Technologies, Inc.,
170		6.875%, 11/01/13	170,000
170		7.625%, 2/01/18	173,400
140		L-3 Communications Corp., 5.875%, 1/15/15	134,400
270		Sequa Corp., 9.00%, 8/01/09	280,800
300		TransDigm, Inc., 7.75%, 7/15/14	303,000
		Total Aerospace & Defense	3,260,525
		Automotive—5.8%
340		Accuride Corp., 8.50%, 2/01/15	326,400
240	[2]	Asbury Automotive Group, Inc., 7.625%,
		3/15/17	220,800
		AutoNation, Inc.,
360		7.00%, 4/15/14	343,800
360	[3]	7.36%, 4/15/13	343,800
1,330		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	1,323,350
300		Ford Motor Co., 8.90%, 1/15/32	247,500
		Goodyear Tire & Rubber Co.,
150		7.857%, 8/15/11	152,250
512	[2]	8.675%, 12/01/11	535,040
400		Group 1 Automotive, Inc., 2.25%, 6/15/36	300,500
540		Lear Corp., Ser. B, 8.75%, 12/01/16	507,600
22		Meritor Automotive, Inc., 6.80%, 2/15/09	21,615
935		Metaldyne Corp., 10.00%, 11/01/13	888,250
710		Penske Auto Group, Inc., 7.75%, 12/15/16	679,825
1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,814,500
525		Stanadyne Corp., 10.00%, 8/15/14	527,625
		Total Automotive	8,232,855
		Basic Materials—12.4%
665		AK Steel Corp., 7.75%, 6/15/12	673,312
		Abitibi-Consolidated, Inc. (Canada)
605		6.00%, 6/20/13	423,500
80		8.85%, 8/01/30	55,200
1,200		Alpha Natural Resources LLC/Alpha Natural
		Resources Capital Corp., 10.00%, 6/01/12	1,260,000
400		American Pacific Corp., 9.00%, 2/01/15	410,000
85		Bowater Finance Corp., 7.95%, 11/15/11
		(Canada)	69,913
350	[3]	Bowater, Inc., 8.694%, 3/15/10	295,750
175		Catalyst Paper Corp., 7.375%, 3/01/14
		(Canada)	130,375
540		CPG Intl. I, Inc., 10.50%, 7/01/13	540,000
60		Chemtura Corp., 6.875%, 6/01/16	57,000
1,010		Del Monte Corp., 8.625%, 12/15/12	1,025,150
		Domtar, Inc. (Canada)
160		7.125%, 8/15/15	153,600
100		7.875%, 10/15/11	102,750
714		Equistar Chemicals LP/Equistar Funding Corp.,
		10.625%, 5/01/11	746,130
		FMG Finance Ltd. (Australia)
240	[2]	10.00%, 9/01/13	262,500
500	[2]	10.625%, 9/01/16	588,750
		Freeport-McMoRan Copper & Gold, Inc.,
1,820		8.375%, 4/01/17	1,988,350
500	[3]	8.394%, 4/01/15	519,375
500	[2]	Huntsman Intl. LLC, 7.375%, 1/01/15	525,000
1,450		Huntsman LLC, 11.625%, 10/15/10	1,537,000
475	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16
		(United Kingdom)	454,812
1,170		Innophos, Inc., 8.875%, 8/15/14	1,158,300

Principal
Amount
(000)		Description	Value
		Basic Materials— (cont'd)
$205	[2]	Key Plastics LLC/Key Plastics Finance Corp.,
		11.75%, 3/15/13	$179,375
755	[2]	MacDermid, Inc., 9.50%, 4/15/17	728,575
585	[2]	Momentive Performance Materials, Inc.,
		11.50%, 12/01/16	579,150
		NewPage Corp.,
1,040		10.00%, 5/01/12	1,094,600
610		12.00%, 5/01/13	654,225
645	[3]	NOVA Chemicals Corp., 8.484%, 11/15/13
		(Canada)	632,100
385		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	375,375
375		Verso Paper Holdings LLC/Verson Paper, Inc.,
		Ser. B, 11.375%, 8/01/16	394,688
		Total Basic Materials	17,614,855
		Building & Development—2.3%
450		Goodman Global Holding Co., Inc., 7.875%,
		12/15/12	442,125
1,000		K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	715,000
185		Masonite Intl. Corp., 11.00%, 4/06/15 (Canada)	157,250
470		Nortek, Inc., 8.50%, 9/01/14	407,725
1,560		North American Energy Partners, Inc., 8.75%,
		12/01/11 (Canada)	1,575,600
		Total Building & Development	3,297,700
		Commercial Services—0.5%
275		FTI Consulting, Inc., 7.75%, 10/01/16	284,625
400	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	383,000
		Total Commercial Services	667,625
		Consumer Products—10.4%
1,070	[3]	Ames True Temper, Inc., 9.36%, 1/15/12	1,053,950
70	[3]	Avis Budget Car Rental LLC/Avis Budget
		Finance, Inc., 8.058%, 5/15/14	68,250
210	[2]	Beverages & More, Inc., 9.25%, 3/01/12	212,625
425		Buffets, Inc., 12.50%, 11/01/14	297,500
		Claire's Stores, Inc.,
210	[2]	9.25%, 6/01/15	181,650
360	[2]	9.625%, 6/01/15	296,100
		General Nutrition Centers, Inc.,
1,000	[2,3]	10.009%, 3/15/14	960,000
990	[2]	10.75%, 3/15/15	955,350
790		Jarden Corp., 7.50%, 5/01/17	764,325
2,354		Lazy Days RV Center, Inc., 11.75%, 5/15/12	2,130,370
		Michaels Stores, Inc.,
1,160	[2]	10.00%, 11/01/14	1,189,000
1,470	[2]	11.375%, 11/01/16	1,503,075
65		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	69,225
400		Quiksilver, Inc., 6.875%, 4/15/15	383,000
350		Reynolds American, Inc., 7.625%, 6/01/16	372,646
		Rite Aid Corp.,
1,755		7.50%, 3/01/17	1,651,894
250		8.125%, 5/01/10	250,625
650	[2]	9.375%, 12/15/15	604,500
		Sally Holdings LLC,
90		9.25%, 11/15/14	90,900
1,130		10.50%, 11/15/16	1,130,000
590		Yankee Acquisition Corp., Ser. B, 9.75%,
		2/15/17	557,550
		Total Consumer Products	14,722,535
		Containers & Packaging—5.8%
		Berry Plastics Holding Corp.,
695		8.875%, 9/15/14	710,637
375	[3]	9.569%, 9/15/14	378,750
255		Crown Americas LLC/Crown Americas Capital
		Corp., 7.75%, 11/15/15	263,287

 BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Containers & Packaging— (cont'd)
$125		Graham Packaging Co., Inc., 8.50%, 10/15/12	$124,063
65		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	66,788
775	[2,3]	Impress Holdings BV, 8.485%, 9/15/13
		(Netherlands)	770,452
1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	967,500
2,600		Owens Brockway, 8.25%, 5/15/13	2,691,000
1,034		Pregis Corp., 12.375%, 10/15/13	1,116,720
1,140		Smurfit-Stone Container Enterprises, Inc.,
		8.00%, 3/15/17	1,120,050
		Total Containers & Packaging	8,209,247
		Ecological Services & Equipment—1.1%
445		Aleris Intl., Inc., 9.00%, 12/15/14	411,625
400		Casella Waste Systems, Inc., 9.75%, 2/01/13	408,000
800		Waste Services, Inc., 9.50%, 4/15/14	800,000
		Total Ecological Services & Equipment	1,619,625
		Energy—10.7%
250		AES Corp., 9.50%, 6/01/09	260,000
275		Berry Petroleum Co., 8.25%, 11/01/16	277,750
515		Chaparral Energy, Inc., 8.50%, 12/01/15	482,813
		Chesapeake Energy Corp.,
350		6.375%, 6/15/15	343,438
235		6.625%, 1/15/16	233,825
		Compagnie Generale de Geophysique-Veritas
		(France)
135		7.50%, 5/15/15	139,050
220		7.75%, 5/15/17	226,600
290		Compton Petroleum Finance Corp., 7.625%,
		12/01/13 (Canada)	279,850
1,110	[2]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	1,054,549
75		Denbury Resources, Inc., 7.50%, 12/15/15	76,875
740	[1]	East Cameron Gas Co., 11.25%, 7/09/19
		(Cayman Islands)	710,400
35		Edison Mission Energy, 7.50%, 6/15/13	35,875
50		El Paso Natural Gas Co., 8.875%, 6/15/32	58,759
484		Elwood Energy LLC, 8.159%, 7/05/26	489,855
		Encore Acquisition Co.,
130		6.00%, 7/15/15	117,325
140		7.25%, 12/01/17	132,650
1,115		Exco Resources, Inc., 7.25%, 1/15/11	1,109,425
550	[2]	Forest Oil Corp., 7.25%, 6/15/19	550,000
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	97,000
151		Homer City Funding LLC, 8.734%, 10/01/26	168,288
900		KCS Energy, Inc., 7.125%, 4/01/12	873,000
154		Midwest Generation LLC, Ser. B, 8.56%,
		1/02/16	165,249
810		Mirant Americas Generation LLC, 8.30%,
		5/01/11	818,100
		NRG Energy, Inc.,
100		7.25%, 2/01/14	100,250
570		7.375%, 2/01/16	571,425
980	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	987,350
1,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,095,000
420		Sabine Pass LNG LP, 7.50%, 11/30/16	413,700
682		Salton Sea Funding, Ser. E, 8.30%, 5/30/11	742,849
615	[2]	SemGroup LP, 8.75%, 11/15/15	601,163
305		Southern Natural Gas Co., 8.00%, 3/01/32	344,782
345	[2]	Targa Resources, Inc., 8.50%, 11/01/13	345,000
1,305		Whiting Petroleum Corp., 7.25%, 5/01/12-
		5/01/13	1,273,500
		Total Energy	15,175,695
		Entertainment & Leisure—6.5%
470		AMC Entertainment, Inc., 11.00%, 2/01/16	500,550
500		Caesars Entertainment, Inc., 7.875%, 3/15/10	510,000
440	[2]	French Lick Resorts & Casino LLC/French
		Lick Resorts & Casino Corp., 10.75%,
		4/15/14	349,800
Principal
Amount
(000)		Description	Value
		Entertainment & Leisure— (cont'd)
		Gaylord Entertainment Co.,
$450		6.75%, 11/15/14	$432,000
1,000		8.00%, 11/15/13	1,013,750
1,390	[2]	Great Canadian Gaming Corp., 7.25%, 2/15/15
		(Canada)	1,390,000
790	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	782,100
1,160		Harrah's Operating Co., Inc., 5.75%, 10/01/17	887,400
610	[2]	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	577,212
705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	662,700
630		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	634,725
410	[2]	Shingle Springs Tribal Gaming Authority,
		9.375%, 6/15/15	414,100
125		Station Casinos, Inc., 6.625%, 3/15/18	104,688
		Travelport LLC,
170		9.875%, 9/01/14	173,400
170	[3]	10.246%, 9/01/14	170,000
500		Virgin River Casino, 9.00%, 1/15/12	486,250
100		Wynn Las Vegas LLC/Wynn Las Vegas Capital
		Corp., 6.625%, 12/01/14	98,000
		Total Entertainment & Leisure	9,186,675
		Financial Institutions—8.2%
1,250		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	1,368,750
85		American Real Estate Partners LP/American
		Real Estate Finance Corp., 7.125%, 2/15/13	80,962
319	[2,3]	BMS Holdings, Inc., 12.40%, 2/15/12	299,581
140		Ford Motor Credit Co., 8.625%, 11/01/10	138,791
		Ford Motor Credit Co. LLC,
1,500		7.80%, 6/01/12	1,426,950
490	[2]	8.11%, 1/13/12	463,006
710		General Motors Acceptance Corp., 6.875%,
		8/28/12	665,969
60		General Motors Acceptance Corp. LLC, 8.00%,
		11/01/31	58,865
		Hexion U.S. Finance Corp./Hexion Nova Scotia
		Finance ULC,
250		9.75%, 11/15/14	275,000
275	[3]	10.058%, 11/15/14	283,250
335		iPayment, Inc., 9.75%, 5/15/14	319,925
1,331	[2]	iPayment Investors LP, 11.625%, 7/15/14	1,357,986
		Momentive Performance Materials, Inc.,
470	[2]	9.75%, 12/01/14	465,300
445	[2]	10.125%, 12/01/14	438,325
290	[2]	NSG Holdings LLC/NSG Holdings, Inc.,
		7.75%, 12/15/25	287,100
625	[2,3]	PNA Intermediate Holding Corp., 12.558%,
		2/15/13	612,500
1,653	[2]	Rainbow National Services LLC, 10.375%,
		9/01/14	1,814,167
110	[3]	Universal City Florida Holding Co. I/II,
		10.106%, 5/01/10	111,100
310	[2,3]	USI Holdings Corp., 9.433%, 11/15/14	294,500
1,215	[2]	Wimar Opco LLC/Wimar Opco Finance Corp.,
		9.625%, 12/15/14	941,625
		Total Financial Institutions	11,703,652
		Health Care—4.5%
275		Accellent, Inc., 10.50%, 12/01/13	254,375
500	[3]	Angiotech Pharmaceuticals, Inc., 9.371%,
		12/01/13 (Canada)	512,500
415	[2]	Community Health Systems, Inc., 8.875%,
		7/15/15	426,413
370		Cooper Cos., Inc. (The), 7.125%, 2/15/15	364,450
900		Norcross Safety Products LLC/Norcross Capital
		Corp., 9.875%, 8/15/11	927,000
360		Omnicare, Inc., Ser. OCR, 3.25%, 12/15/35	291,150
610	[2]	PTS Acquisition Corp., 9.50%, 4/15/15	576,450

 BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Health Care— (cont'd)
		Tenet Healthcare Corp.,
$1,735		6.50%, 6/01/12	$1,470,412
655		9.875%, 7/01/14	599,325
700		United Surgical Partners Intl., Inc., 8.875%,
		5/01/17	707,000
		Universal Hospital Services, Inc.,
150	[2]	8.50%, 6/01/15	148,500
140	[2,3]	8.759%, 6/01/15	139,300
		Total Health Care	6,416,875
		Industrials—5.0%
890	[2]	AGY Holding Corp., 11.00%, 11/15/14	887,775
90	[2]	Blaze Recycling & Metals LLC/Blaze Finance
		Corp., 10.875%, 7/15/12	89,775
		Harland Clarke Holdings Corp.,
190		9.50%, 5/15/15	169,575
160	[3]	10.308%, 5/15/15	142,600
405		Hexcel Corp., 6.75%, 2/01/15	399,937
600		Leucadia National Corp., 8.125%, 9/15/15	603,354
		RBS Global, Inc./Rexnord Corp.,
370		8.875%, 9/01/16	371,850
1,510		9.50%, 8/01/14	1,562,850
990		11.75%, 8/01/16	1,054,350
1,720	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,659,800
175		Terex Corp., 7.375%, 1/15/14	177,625
		Total Industrials	7,119,491
		Media—16.0%
		Affinion Group, Inc.,
730		10.125%, 10/15/13	770,150
315		11.50%, 10/15/15	330,750
160		American Media Operations, Inc., Ser. B,
		10.25%, 5/01/09	142,400
230	[2]	Bonten Media Acquisition Co., 9.00%, 6/01/15	205,850
165		CBD Media Holdings LLC/CBD Holdings
		Finance, Inc., 9.25%, 7/15/12	178,050
865		CMP Susquehanna Corp., 9.875%, 5/15/14	804,450
750	[3]	Cablevision Systems Corp., Ser. B, 9.644%,
		4/01/09	772,500
200		CanWest MediaWorks, Inc., 8.00%, 9/15/12
		(Canada)	196,000
970		Charter Communications Holdings I Holdings
		LLC/Charter Communications Holdings I
		Holdings Capital Corp., 11.00%, 10/01/15	986,813
		Charter Communications Holdings II LLC/Charter
		Communications Holdings II Capital Corp.,
2,940		10.25%, 9/15/10	3,006,150
515		Ser. B, 10.25%, 9/15/10	535,600
500	[2]	Charter Communications Operating
		LLC/Charter Communications Operating
		Capital, 8.375%, 4/30/14	502,500
1,213		Dex Media West LLC/Dex Media Finance Co.,
		Ser. B, 9.875%, 8/15/13	1,290,329
300		DirecTV Holdings LLC/DirecTV Financing
		Co., 8.375%, 3/15/13	311,625
		EchoStar DBS Corp.,
1,415		7.00%, 10/01/13	1,446,837
325		7.125%, 2/01/16	333,938
575	[2,3]	ION Media Networks, Inc., 8.61%, 1/15/12	572,125
975		Idearc, Inc., 8.00%, 11/15/16	972,562
945		Network Communications, Inc., 10.75%,
		12/01/13	948,544
1,070		Nexstar Finance, Inc., 7.00%, 1/15/14	1,027,200
		Nielsen Finance LLC/Nielsen Finance Co.,
1,405		10.00%, 8/01/14	1,485,787
575		12.50%, 8/01/16	402,500
275	[2]	Quebecor Media, Inc., 7.75%, 3/15/16 (Canada)	262,625
Principal
Amount
(000)		Description	Value
		Media— (cont'd)
$1,080		R.H. Donnelley Corp., Ser. A-3, 8.875%,
		1/15/16	$1,100,250
225		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	212,344
90		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	89,325
1,570	[2]	TL Acquisitions, Inc., 10.50%, 1/15/15	1,550,375
750	[2]	Univision Communications, Inc., 9.75%,
		3/15/15	731,250
1,020		Vertis, Inc., 9.75%, 4/01/09	1,035,300
600		Young Broadcasting, Inc., 10.00%, 3/01/11	553,500
		Total Media	22,757,629
		Real Estate—2.1%
		Realogy Corp.,
800	[2]	10.50%, 4/15/14	682,000
1,580	[2]	11.00%, 4/15/14	1,301,525
1,255	[2]	12.375%, 4/15/15	947,525
		Total Real Estate	2,931,050
		Technology—6.6%
		Amkor Technology, Inc.,
160		7.75%, 5/15/13	154,400
295		9.25%, 6/01/16	297,950
270	[2]	Belden CDT, Inc., 7.00%, 3/15/17	267,300
1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,148,550
500	[2]	Coleman Cable, Inc., 9.875%, 10/01/12	486,250
2,180		Freescale Semiconductor, Inc., 9.125%,
		12/15/14	2,016,500
		NXP BV/NXP Funding LLC (Netherlands)
440	[3]	8.11%, 10/15/13	408,650
985		9.50%, 10/15/15	918,512
555		Sanmina-SCI Corp., 8.125%, 3/01/16	480,075
550	[2,3]	Spansion, Inc., 8.746%, 6/01/13	523,875
		SunGard Data Systems, Inc.,
210		9.125%, 8/15/13	218,400
1,600		10.25%, 8/15/15	1,672,000
830		Superior Essex Communications LLC/Essex
		Group, Inc., 9.00%, 4/15/12	819,625
		Total Technology	9,412,087
		Telecommunications—19.0%
1,000		American Tower Corp., 7.125%, 10/15/12	1,022,500
		Centennial Communications Corp.,
645		8.125%, 2/01/14	656,287
650	[3]	10.981%, 1/01/13	669,500
2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,100,637
		Cricket Communications, Inc.,
480		9.375%, 11/01/14	487,200
690	[2]	9.375%, 11/01/14	700,350
		Digicel Group Ltd. (Bermuda)
590	[2]	8.875%, 1/15/15	554,600
1,520	[2]	9.125%, 1/15/15	1,414,025
170	[3]	Hawaiian Telcom Communications, Inc., Ser.
		B, 10.86%, 5/01/13	172,125
1,025		Intelsat Corp., 9.00%, 6/15/16	1,055,750
100		Intelsat Intermediate Holding Co. Ltd., 9.25%,
		2/01/15 (Bermuda)	82,250
		Intelsat Ltd. (Bermuda)
330	[3]	8.886%, 1/15/15	333,300
420		9.25%, 6/15/16	435,750
550		11.25%, 6/15/16	589,188
925	[3]	11.409%, 6/15/13	966,625
855		Intelsat Subsidiary Holding Co. Ltd., 8.875%,
		1/15/15 (Bermuda)	872,100
280	[2,3]	iPCS, Inc., 7.481%, 5/01/13	271,600
1,675	[2]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,708,500
1,980	[2]	Nordic Telephone Co. Holdings A.p.S.,
		8.875%, 5/01/16 (Denmark)	2,088,900
945	[2,3]	Nortel Networks Ltd., 9.61%, 7/15/11 (Canada)	945,000

 BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Telecommunications— (cont'd)
$150		Orascom Telecom Finance SCA, 7.875%,
		2/08/14 (Luxembourg)	$141,750
1,517		PanAmSat Corp., 9.00%, 8/15/14	1,562,510
3,000	[1,4]	Poland Telecom Finance BV, 14.00%, 12/01/07
		(Netherlands)	—
1,335	[2,3]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	1,388,494
230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	231,150
850	[3]	Qwest Corp., 8.944%, 6/15/13	907,375
1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,037,500
		West Corp.,
375		9.50%, 10/15/14	387,188
1,195		11.00%, 10/15/16	1,254,750
1,100	[2]	Wind Acquisition Finance S.A., 10.75%,
		12/01/15 (Luxembourg)	1,218,250
		Windstream Corp.,
855		8.125%, 8/01/13	899,887
820		8.625%, 8/01/16	874,325
		Total Telecommunications	27,029,366
		Transportation—1.5%
280		American Airlines, Inc., Ser. 99-1, 7.324%,
		4/15/11	278,250
180		Britannia Bulk Plc, 11.00%, 12/01/11 (United
		Kingdom)	182,700
680		CHC Helicopter Corp., 7.375%, 5/01/14
		(Canada)	646,000
660		Overseas Shipholding Group, Inc., 8.25%,
		3/15/13	680,625
620	[2]	St. Acquisition Corp., 12.50%, 5/15/17	415,400
		Total Transportation	2,202,975
		Transportation—0.6%
850		Navios Maritime Holdings, Inc., 9.50%,
		12/15/14 (Marshall Islands)	876,563
		Total Corporate Bonds	172,437,025
		Bank Loans—2.5%
161		Rexnord Holdings, Inc., LIBOR + 7.00%,
		3/02/13	152,223
707		Rotech Healthcare, LIBOR + 6.00%, 9/26/11	636,141
		Spectrum Brands, Inc.,
49		LIBOR + 4.00%, 4/15/13	48,248
291		Loan B, LIBOR + 4.00%, 4/15/13	284,527
1,621		Travelport Holdco, LIBOR + 7.00%, 3/22/12	1,537,530
940		Verso Paper Finance Holdings LLC, LIBOR +
		6.25%, 2/01/13	888,300
		Total Bank Loans	3,546,969
		Trust Preferred Stock—0.0%
60	[1]	Superior Essex Holding Corp., Ser. A, 9.50%,
		11/10/13	60,000
Shares
		Common Stocks—0.0%
4,737	[1,5]	Critical Care Systems Intl., Inc.	29,606
495	[5]	Crown Castle Intl. Corp.	20,112
64,467	[1,5]	Goss Holdings, Inc.	1
		Total Common Stocks	49,719
		Preferred Stocks—2.1%
10,000		Crown Castle Intl. Corp., 6.25%	590,000
10,300		Emmis Communications Corp., 6.25%	406,850
500	[2]	NRG Energy, Inc., 4.00%	1,085,125
5,000		Owens Illinois, Inc., 4.75%	225,000
30,000		Smurfit-Stone Container Corp., 7.00%	622,500
		Total Preferred Stocks	2,929,475

Units		Description	Value
		Warrant—0.0%
18	[1,5]	Pliant Corp., expires 6/01/10, strike price
		$0.001	$—
		Total Long-Term Investments
		(cost $184,883,185)	179,023,188
Principal
Amount
(000)
		SHORT-TERM INVESTMENT—0.7%
		U.S. Government and Agency Discount Notes—0.7%
$1,000	[6]	Federal Home Loan Bank Disc. Notes, 4.00%,
		10/01/07 (cost $1,000,000)	1,000,000
Total Investments—126.6% (cost $185,883,1857)			$180,023,188
Liabilities in excess of other assets (including $42,000,000 in
loans payable and $4,725,630 in interest receivable)—(26.6)%			(37,864,764)

Net Assets—100%			$142,158,424

[1]	Security is fair valued.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 34.2% of its net assets, with a current market value of $48,558,794, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of September 30, 2007.
[4]	Issuer is in default and/or bankruptcy.
[5]	Non-income producing security.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $186,856,580. The net unrealized depreciation on a tax basis is $6,833,392, consisting of $2,053,449 gross unrealized appreciation and $8,886,841 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR — London Interbank Offered Rate

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of BlackRock High Income Shares

	Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer (principal executive officer) of BlackRock High Income Shares

	Date:	November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock High Income Shares

	Date:	November 20, 2007